Consolidated Statements of Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Capital Surplus	(Accumulated Deficit) Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Beginning balance at Dec. 31, 2011
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income (loss)	$ (437,232)			$ (405,017)	$ (32,215)
Stock-based compensation (in shares)		539
Stock-based compensation	8,777	5	8,772
Shares withheld for taxes	(1,213)		(1,213)
Ending balance at Dec. 31, 2012	370,402	463	834,560	(424,096)	(40,525)
Ending balance (in shares) at Dec. 31, 2012		46,317
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income (loss)	(1,073)			(15,815)	14,742
Stock-based compensation (in shares)		513
Stock-based compensation	7,523	5	7,518
Shares withheld for taxes	(2,414)		(2,414)
Ending balance at Dec. 31, 2013	374,438	468	839,664	(439,911)	(25,783)
Ending balance (in shares) at Dec. 31, 2013		46,830
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income (loss)	(56,835)			(62,536)	5,701
Stock-based compensation (in shares)		282
Stock-based compensation	7,419	3	7,416
Shares withheld for taxes	(1,688)		(1,688)
Ending balance at Dec. 31, 2014	$ 323,334
Ending balance (in shares) at Dec. 31, 2014		47,112